Prepayments (Details)	Dec. 31, 2025 USD ($)
Tline Supply Chain Management Co. LTD [Member]
Prepayments [Line Items]
Prepaid amounts	$ 640,940
Anji Nengqi Technology Co., Ltd [Member]
Prepayments [Line Items]
Prepaid amounts	$ 4,289,943